Warrants and Warrant Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2012
Warrants And Warrant Derivative Liability
Schedule of Changes in Stock Purchase Warrants

Changes in stock purchase warrants during the periods ended December 31, 2011 and December 31, 2012 are as follows:

		Weighted Average	Aggregate		Weighted Average
	Number of	Exercise	Intrinsic		Remaining
	Warrants	Price	Value	Exercisable	Life
Outstanding, December 31, 2011	-	$-	$-	-	$-
Exercisable, December 31, 2011	-	-			-
Granted	60,000	$4.00	$	60,000	5 years
Exercised	-	-			-
Cancelled	-	-			-
Outstanding, December 31, 2012	60,000	$4.00	$-	60,000	5 years
Exercisable, December 31, 2012	60,000	$4.00	$-	60,000	5 years